New Accounting Standards or Amendments for 2023 and Forthcoming Requirements	12 Months Ended
Dec. 31, 2024
New Accounting Standards or Amendments for 2023 and Forthcoming Requirements [Abstract]
NEW ACCOUNTING STANDARDS OR AMENDMENTS FOR 2023 AND FORTHCOMING REQUIREMENTS

Note 4:  New Accounting Standards or Amendments for 2023 and Forthcoming Requirements

a.	New Currently Effective Requirements

-	Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current and subsequent amendment: Non-Current Liabilities with Covenants

The amendment, together with the subsequent amendment to IAS 1 (see hereunder) replaces certain requirements for classifying liabilities as current or non-current. According to the amendment, a liability is classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period. According to the subsequent amendment, as published in October 2022, covenants with which the entity must comply after the reporting date do not affect classification of the liability as current or non-current. Additionally, the subsequent amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants. Furthermore, the amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The amendment and subsequent amendment are effective for reporting periods beginning on or after January 1, 2024, with earlier application being permitted. The amendment and subsequent amendment are applicable retrospectively, including an amendment to comparative data.

The Amendment did not have a material impact on its financial statement.

b.	Forthcoming requirements

-	Presentation and Disclosure in Financial Statements - IFRS 18

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”) which replaces IAS 1 Presentation of Financial Statements. IFRS 18 requires an entity to classify all income and expenses within its statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new. These categories are complemented by the requirement to present subtotals and totals for “operating profit or loss,” “profit or loss before financing income and taxes,” and “profit or loss.” IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted.

The Company is currently assessing the impact of the Standard on its financial statements.